Nov-01-05 03:28pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-466 P.002/002 F-964

Manager
Securities Operations

[redacted]

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERTMS

05069273

1-31818

NYSE

November 1, 2005

RECD S.E.C.
NOV 1 2005
1086

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, SYNTHETIC FIXED-INCOME SECURITIES, INC. ON BEHALF OF STRATS(SM) TRUST FOR JPMORGAN CHASE CAPITAL XV11 SECURITIES, SERIES 2005-5, 15,000 STRATS(SM) Certificates, Series 2005-5 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 1, 2005. Tentative listing date – November 2, 2005.

Sincerely,

Paras Madho

PROCESSED
NOV 02 2005
THOMSON FINANCIAL